Derivatives - Summary of the Composition of Derivatives by Index (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		R$ 17,778,000,000
Balance sheet account receivable / (received) (payable) paid	R$ 387,000,000	(3,874,000,000)
Adjustment to fair value (in results / stockholders' equity)	5,454,000,000	873,000,000
Fair value	5,841,000,000	(3,001,000,000)
Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	470,895,000,000
Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,627,000,000
Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	703,000,000
Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	429,862,000,000	304,454,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	25,703,000,000	24,241,000,000
Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	386,886,000,000	443,288,000,000
Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,181,000,000	7,535,000,000
Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,308,000,000	2,201,000,000
Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	342,575,000,000	397,157,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	26,822,000,000	36,395,000,000
Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	932,000,000	1,139,000,000
Balance sheet account receivable / (received) (payable) paid	(139,000,000)	(15,000,000)
Adjustment to fair value (in results / stockholders' equity)	(16,000,000)	(32,000,000)
Fair value	(155,000,000)	(47,000,000)
Up to one year [member] | Purchases receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		18,666,000,000
Balance sheet account receivable / (received) (payable) paid		1,014,000,000
Adjustment to fair value (in results / stockholders' equity)		(3,000,000)
Fair value		1,011,000,000
Up to one year [member] | Sales deliverable [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(694,000,000)
Fair value	(694,000,000)
Up to one year [member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(694,000,000)
Fair value	(694,000,000)
Up to one year [member] | Sales deliverable foreign currency [member]
Disclosure of Financial Assets [Line Items]
Adjustment to fair value (in results / stockholders' equity)	0
Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		19,507,000,000
Adjustment to fair value (in results / stockholders' equity)	15,000,000
Fair value	15,000,000
Up to one year [member] | Sales Receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	20,765,000,000	1,132,000,000
Balance sheet account receivable / (received) (payable) paid	1,938,000,000	1,073,000,000
Adjustment to fair value (in results / stockholders' equity)	14,000,000	1,000,000
Fair value	1,952,000,000	1,074,000,000
Assets 1 [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	42,097,000,000	43,791,000,000
Adjustment to fair value (in results / stockholders' equity)	26,948,000,000	32,713,000,000
Fair value	69,045,000,000	76,504,000,000
Futures contracts [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	857,781,000,000	781,453,000,000
Futures contracts [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		338,165,000,000
Futures contracts [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		8,300,000,000
Futures contracts [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,170,000,000
Futures contracts [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	164,160,000,000	125,197,000,000
Swap contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,338,457,000,000	1,442,449,000,000
Balance sheet account receivable / (received) (payable) paid	(1,861,000,000)	(6,054,000,000)
Adjustment to fair value (in results / stockholders' equity)	5,229,000,000	284,000,000
Fair value	3,368,000,000	(5,770,000,000)
Swap contract [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,338,457,000,000	1,442,449,000,000
Balance sheet account receivable / (received) (payable) paid	13,410,000,000	16,840,000,000
Adjustment to fair value (in results / stockholders' equity)	24,604,000,000	29,179,000,000
Fair value	38,014,000,000	46,019,000,000
Swap contract [member] | Asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,318,082,000,000	1,423,134,000,000
Balance sheet account receivable / (received) (payable) paid	10,339,000,000	14,030,000,000
Adjustment to fair value (in results / stockholders' equity)	23,835,000,000	27,953,000,000
Fair value	34,174,000,000	41,983,000,000
Swap contract [member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	20,373,000,000	19,037,000,000
Balance sheet account receivable / (received) (payable) paid	3,071,000,000	2,809,000,000
Adjustment to fair value (in results / stockholders' equity)	769,000,000	1,226,000,000
Fair value	3,840,000,000	4,035,000,000
Swap contract [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,338,457,000,000	1,442,449,000,000
Balance sheet account receivable / (received) (payable) paid		(22,894,000,000)
Adjustment to fair value (in results / stockholders' equity)		(28,895,000,000)
Fair value		(51,789,000,000)
Swap contract [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	497,000,000	108,000,000
Balance sheet account receivable / (received) (payable) paid	(37,000,000)	(12,000,000)
Adjustment to fair value (in results / stockholders' equity)	(3,000,000)	2,000,000
Fair value	(40,000,000)	(10,000,000)
Swap contract [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,309,778,000,000	1,425,904,000,000
Balance sheet account receivable / (received) (payable) paid	(13,331,000,000)	(19,112,000,000)
Adjustment to fair value (in results / stockholders' equity)	(19,377,000,000)	(28,584,000,000)
Fair value	(32,708,000,000)	(47,696,000,000)
Swap contract [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	28,052,000,000	16,096,000,000
Balance sheet account receivable / (received) (payable) paid	(1,903,000,000)	(3,761,000,000)
Adjustment to fair value (in results / stockholders' equity)	6,000,000	(313,000,000)
Fair value	(1,897,000,000)	(4,074,000,000)
Swap contract [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,000,000	278,000,000
Balance sheet account receivable / (received) (payable) paid		1,000,000
Fair value		1,000,000
Swap contract [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	130,000,000	341,000,000
Balance sheet account receivable / (received) (payable) paid		(9,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)
Fair value	(1,000,000)	(9,000,000)
Swap contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	930,714,000,000	927,540,000,000
Option contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,621,736,000,000	1,738,849,000,000
Balance sheet account receivable / (received) (payable) paid	154,000,000	22,000,000
Adjustment to fair value (in results / stockholders' equity)	(1,449,000,000)	134,000,000
Fair value	(1,295,000,000)	156,000,000
Option contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	77,281,000,000	258,493,000,000
Option contract [member] | Non-current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	145,412,000,000	131,134,000,000
Balance sheet account receivable / (received) (payable) paid	17,981,000,000	14,538,000,000
Adjustment to fair value (in results / stockholders' equity)	1,496,000,000	1,828,000,000
Fair value	19,477,000,000	16,366,000,000
Option contract [member] | Non-current [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,929,000,000	12,400,000,000
Balance sheet account receivable / (received) (payable) paid	521,000,000	345,000,000
Adjustment to fair value (in results / stockholders' equity)	1,140,000,000	976,000,000
Fair value	1,661,000,000	1,321,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	471,000,000	356,000,000
Balance sheet account receivable / (received) (payable) paid	20,000,000	14,000,000
Adjustment to fair value (in results / stockholders' equity)	20,000,000	13,000,000
Fair value	40,000,000	27,000,000
Option contract [member] | Non-current [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	63,697,000,000	50,771,000,000
Balance sheet account receivable / (received) (payable) paid	127,000,000	614,000,000
Adjustment to fair value (in results / stockholders' equity)	98,000,000	(282,000,000)
Fair value	225,000,000	332,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	69,315,000,000	67,607,000,000
Balance sheet account receivable / (received) (payable) paid	17,313,000,000	13,565,000,000
Adjustment to fair value (in results / stockholders' equity)	238,000,000	1,121,000,000
Fair value	17,551,000,000	14,686,000,000
Option contract [member] | Non-current [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	668,380,000,000	743,573,000,000
Balance sheet account receivable / (received) (payable) paid	2,433,000,000	2,933,000,000
Adjustment to fair value (in results / stockholders' equity)	(658,000,000)	1,119,000,000
Fair value	1,775,000,000	4,052,000,000
Option contract [member] | Non-current [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	18,928,000,000	14,659,000,000
Balance sheet account receivable / (received) (payable) paid	878,000,000	728,000,000
Adjustment to fair value (in results / stockholders' equity)	339,000,000	62,000,000
Fair value	1,217,000,000	790,000,000
Option contract [member] | Non-current [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	306,000,000	75,000,000
Balance sheet account receivable / (received) (payable) paid	9,000,000	2,000,000
Adjustment to fair value (in results / stockholders' equity)	(3,000,000)	(1,000,000)
Fair value	6,000,000	1,000,000
Option contract [member] | Non-current [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	582,086,000,000	659,826,000,000
Balance sheet account receivable / (received) (payable) paid	154,000,000	1,087,000,000
Adjustment to fair value (in results / stockholders' equity)	(148,000,000)	1,373,000,000
Fair value	6,000,000	2,460,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	67,060,000,000	69,013,000,000
Balance sheet account receivable / (received) (payable) paid	1,392,000,000	1,116,000,000
Adjustment to fair value (in results / stockholders' equity)	(846,000,000)	(315,000,000)
Fair value	546,000,000	801,000,000
Option contract [member] | Up to one year [member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	79,734,000,000	129,150,000,000
Balance sheet account receivable / (received) (payable) paid	(17,595,000,000)	(13,934,000,000)
Adjustment to fair value (in results / stockholders' equity)	(2,781,000,000)	(1,797,000,000)
Fair value	(20,376,000,000)	(15,731,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,045,000,000	13,080,000,000
Balance sheet account receivable / (received) (payable) paid	(348,000,000)	(348,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,185,000,000)	(1,119,000,000)
Fair value	(1,533,000,000)	(1,467,000,000)
Option contract [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	274,000,000	899,000,000
Balance sheet account receivable / (received) (payable) paid	(8,000,000)	(28,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)	(18,000,000)
Fair value	(9,000,000)	(46,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,284,000,000	55,369,000,000
Balance sheet account receivable / (received) (payable) paid	(68,000,000)	(532,000,000)
Adjustment to fair value (in results / stockholders' equity)	(48,000,000)	318,000,000
Fair value	(116,000,000)	(214,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	62,131,000,000	59,802,000,000
Balance sheet account receivable / (received) (payable) paid	(17,171,000,000)	(13,026,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,547,000,000)	(978,000,000)
Fair value	(18,718,000,000)	(14,004,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	728,210,000,000	734,992,000,000
Balance sheet account receivable / (received) (payable) paid	(2,665,000,000)	(3,515,000,000)
Adjustment to fair value (in results / stockholders' equity)	494,000,000	(1,016,000,000)
Fair value	(2,171,000,000)	(4,531,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	16,545,000,000	13,200,000,000
Balance sheet account receivable / (received) (payable) paid	(648,000,000)	(524,000,000)
Adjustment to fair value (in results / stockholders' equity)	(368,000,000)	(156,000,000)
Fair value	(1,016,000,000)	(680,000,000)
Option contract [member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	266,000,000	246,000,000
Balance sheet account receivable / (received) (payable) paid	(19,000,000)	(10,000,000)
Adjustment to fair value (in results / stockholders' equity)	11,000,000	6,000,000
Fair value	(8,000,000)	(4,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	642,475,000,000	653,376,000,000
Balance sheet account receivable / (received) (payable) paid	(227,000,000)	(978,000,000)
Adjustment to fair value (in results / stockholders' equity)	211,000,000	(1,317,000,000)
Fair value	(16,000,000)	(2,295,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	68,924,000,000	68,170,000,000
Balance sheet account receivable / (received) (payable) paid	(1,771,000,000)	(2,003,000,000)
Adjustment to fair value (in results / stockholders' equity)	640,000,000	451,000,000
Fair value	(1,131,000,000)	(1,552,000,000)
Forward [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	26,129,000,000	23,989,000,000
Forward [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,000,000	5,000,000
Forward [member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	26,129,000,000	23,989,000,000
Balance sheet account receivable / (received) (payable) paid	2,362,000,000	1,195,000,000
Adjustment to fair value (in results / stockholders' equity)	(13,000,000)	(15,000,000)
Fair value	2,349,000,000	1,180,000,000
Purchases receivable [Member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	948,000,000
Balance sheet account receivable / (received) (payable) paid	948,000,000
Adjustment to fair value (in results / stockholders' equity)	(27,000,000)
Fair value	921,000,000
Purchases receivable [Member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	68,000,000
Balance sheet account receivable / (received) (payable) paid	238,000,000
Fair value	238,000,000
Purchases receivable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,016,000,000
Balance sheet account receivable / (received) (payable) paid	1,186,000,000
Adjustment to fair value (in results / stockholders' equity)	(27,000,000)
Fair value	1,159,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		304,000,000
Balance sheet account receivable / (received) (payable) paid		304,000,000
Adjustment to fair value (in results / stockholders' equity)		(3,000,000)
Fair value		301,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		584,000,000
Balance sheet account receivable / (received) (payable) paid		710,000,000
Fair value		710,000,000
Purchases payable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	0
Balance sheet account receivable / (received) (payable) paid	(68,000,000)
Fair value	(68,000,000)
Purchases payable [Member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	0
Balance sheet account receivable / (received) (payable) paid	(68,000,000)
Fair value	(68,000,000)
Purchases payable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(584,000,000)
Fair value		(584,000,000)
Purchases payable [Member] | Up to one year [member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(584,000,000)
Fair value		(584,000,000)
Purchases payable [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		362,000,000
Credit derivatives [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	21,556,000,000	20,060,000,000
Credit derivatives [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,128,000,000	10,741,000,000
Credit derivatives [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		20,060,000,000
Balance sheet account receivable / (received) (payable) paid	(532,000,000)	(432,000,000)
Adjustment to fair value (in results / stockholders' equity)	576,000,000	512,000,000
Fair value	44,000,000	80,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,414,000,000	15,877,000,000
Balance sheet account receivable / (received) (payable) paid	(271,000,000)	(270,000,000)
Adjustment to fair value (in results / stockholders' equity)	513,000,000	426,000,000
Fair value	242,000,000	156,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,784,000,000	2,796,000,000
Balance sheet account receivable / (received) (payable) paid	(37,000,000)	(84,000,000)
Adjustment to fair value (in results / stockholders' equity)	101,000,000	172,000,000
Fair value	64,000,000	88,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	11,612,000,000	13,062,000,000
Balance sheet account receivable / (received) (payable) paid	(234,000,000)	(186,000,000)
Adjustment to fair value (in results / stockholders' equity)	412,000,000	253,000,000
Fair value	178,000,000	67,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	18,000,000	19,000,000
Adjustment to fair value (in results / stockholders' equity)		1,000,000
Fair value		1,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	133,304,000,000	155,946,000,000
Balance sheet account receivable / (received) (payable) paid		(6,216,000,000)
Adjustment to fair value (in results / stockholders' equity)		(172,000,000)
Fair value		(6,388,000,000)
Non deliverable forward [member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	278,531,000,000	313,463,000,000
Balance sheet account receivable / (received) (payable) paid	239,000,000	1,214,000,000
Adjustment to fair value (in results / stockholders' equity)	808,000,000	(44,000,000)
Fair value	1,047,000,000	1,170,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	144,123,000,000	156,542,000,000
Balance sheet account receivable / (received) (payable) paid	5,256,000,000	7,467,000,000
Adjustment to fair value (in results / stockholders' equity)	687,000,000	129,000,000
Fair value	5,943,000,000	7,596,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,489,000,000	1,715,000,000
Balance sheet account receivable / (received) (payable) paid		278,000,000
Adjustment to fair value (in results / stockholders' equity)		(16,000,000)
Fair value		262,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	141,629,000,000	2,000,000
Adjustment to fair value (in results / stockholders' equity)		57,000,000
Fair value		57,000,000
Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,064,000,000	6,413,000,000
Other derivative financial instruments [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,502,000,000	5,410,000,000
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	576,000,000	47,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)	(3,000,000)
Adjustment to fair value (in results / stockholders' equity)	(12,000,000)	3,000,000
Fair value	(21,000,000)
Sales deliverable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,348,000,000	4,191,000,000
Balance sheet account receivable / (received) (payable) paid		(308,000,000)
Adjustment to fair value (in results / stockholders' equity)		(13,000,000)
Fair value		(321,000,000)
Sales deliverable [Member] | Up to one year [member] | Sales deliverable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		308,000,000
Balance sheet account receivable / (received) (payable) paid		(308,000,000)
Fair value		(308,000,000)
Sales deliverable [Member] | Up to one year [member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	694,000,000
Sales deliverable [Member] | Up to one year [member] | Sales deliverable foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,654,000,000	154,827,000,000
Balance sheet account receivable / (received) (payable) paid		7,189,000,000
Adjustment to fair value (in results / stockholders' equity)		145,000,000
Fair value		7,334,000,000
Sales Receivable Interests [Member] | Up to one year [member] | Sales receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,258,000,000	770,000,000
Balance sheet account receivable / (received) (payable) paid	1,244,000,000	765,000,000
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)	1,000,000
Fair value	1,243,000,000	766,000,000
Sales Receivable Interests [Member] | Up to one year [member] | Sales receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	0
Balance sheet account receivable / (received) (payable) paid	694,000,000	308,000,000
Fair value	694,000,000	308,000,000
Sales Receivable Interests [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,883,000,000
Adjustment to fair value (in results / stockholders' equity)		(13,000,000)
Fair value		(13,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,142,000,000	4,183,000,000
Balance sheet account receivable / (received) (payable) paid	(261,000,000)	(162,000,000)
Adjustment to fair value (in results / stockholders' equity)	63,000,000	86,000,000
Fair value	(198,000,000)	(76,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,865,000,000	1,154,000,000
Balance sheet account receivable / (received) (payable) paid	(63,000,000)	(45,000,000)
Adjustment to fair value (in results / stockholders' equity)	17,000,000	11,000,000
Fair value	(46,000,000)	(34,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,277,000,000	3,026,000,000
Balance sheet account receivable / (received) (payable) paid	(198,000,000)	(117,000,000)
Adjustment to fair value (in results / stockholders' equity)	46,000,000	75,000,000
Fair value	(152,000,000)	(42,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(4,967,000,000)
Adjustment to fair value (in results / stockholders' equity)	118,000,000
Fair value	(4,849,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,000,000
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	134,408,000,000	156,921,000,000
Balance sheet account receivable / (received) (payable) paid	(5,017,000,000)	(6,253,000,000)
Adjustment to fair value (in results / stockholders' equity)	121,000,000	(173,000,000)
Fair value	(4,896,000,000)	(6,426,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	478,000,000
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)
Fair value	477,000,000
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	4,778,000,000
Adjustment to fair value (in results / stockholders' equity)	688,000,000
Fair value	5,466,000,000
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,104,000,000	975,000,000
Balance sheet account receivable / (received) (payable) paid	(50,000,000)	(37,000,000)
Adjustment to fair value (in results / stockholders' equity)	3,000,000	(1,000,000)
Fair value	(47,000,000)	(38,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,064,000,000
Balance sheet account receivable / (received) (payable) paid	25,000,000
Adjustment to fair value (in results / stockholders' equity)	303,000,000
Fair value	328,000,000
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	202,000,000	705,000,000
Balance sheet account receivable / (received) (payable) paid		(6,000,000)
Adjustment to fair value (in results / stockholders' equity)	8,000,000	(22,000,000)
Fair value	8,000,000	(28,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	347,000,000	434,000,000
Balance sheet account receivable / (received) (payable) paid	(130,000,000)	(9,000,000)
Adjustment to fair value (in results / stockholders' equity)	(3,000,000)	(10,000,000)
Fair value	(133,000,000)	(19,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	9,000,000
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)
Fair value	(1,000,000)
Liability position [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(41,710,000,000)	(47,665,000,000)
Adjustment to fair value (in results / stockholders' equity)	(21,494,000,000)	(31,840,000,000)
Fair value	(63,204,000,000)	(79,505,000,000)
Liability position [Member] | Swap contract [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(15,271,000,000)
Adjustment to fair value (in results / stockholders' equity)	(19,375,000,000)
Fair value	(34,646,000,000)
Asset position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	61,000,000
Balance sheet account receivable / (received) (payable) paid	3,000,000
Adjustment to fair value (in results / stockholders' equity)	282,000,000
Fair value	285,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		6,413,000,000
Balance sheet account receivable / (received) (payable) paid		181,000,000
Adjustment to fair value (in results / stockholders' equity)		2,000,000
Fair value		183,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,869,000,000	5,225,000,000
Balance sheet account receivable / (received) (payable) paid	161,000,000	199,000,000
Adjustment to fair value (in results / stockholders' equity)	29,000,000	(26,000,000)
Fair value	190,000,000	173,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,132,000,000	5,274,000,000
Balance sheet account receivable / (received) (payable) paid	164,000,000	196,000,000
Adjustment to fair value (in results / stockholders' equity)	319,000,000	34,000,000
Fair value	R$ 483,000,000	R$ 230,000,000